Investment Strategy - Global Funds - Global X S&P 500 Christian Values ETF	Sep. 04, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of U.S. equity securities included in the S&P 500® Index that maintain alignment with a broad understanding of the moral and biblical teachings of Christians.

All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. Members of that index are then screened to exclude companies involved in revenue generating activities which are perceived to be inconsistent with biblical values as outlined by Bountiful Financial, LLC’s Christian Evangelical Framework (collectively referred to herein as "Christian Values"). The S&P 500® Christian Values Screened Index excludes companies involved in activities inconsistent with the beliefs outlined in this framework, as determined by Bountiful Financial, LLC. As of August 19, 2025, the S&P 500® Christian Values Screened Index excludes companies belonging to the GICS “Interactive Home Entertainment” sub-industry as well as companies involved in the following activities: abortion, adult entertainment, alcohol, cannabis, controversial weapons, gambling, predatory lending, private prisons, stem cells and/or tobacco. Companies are excluded based on their involvement in, and the associated revenue they derived from, these business activities. Revenue exposure is determined by the Index Provider using S&P Global’s Business Involvement Screens, which are published by Sustainable1, an independent affiliate of the Index Provider. Sustainable1 publishes sustainability-related data, insights, and industry perspectives. As of August 5, 2025, the Underlying Index had 470 constituents.

The Underlying Index implements a free float market capitalization weighting, which measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). After screening for Christian Values, the Underlying Index reweights the remaining constituents so that the Underlying Index's sector exposures match the sector exposures of the S&P 500® Index. To achieve this, a "Sector Weight Factor" is calculated for each sector by dividing the free float market capitalization of the sector within the S&P 500® Index by the free float market capitalization of that same sector within the Underlying Index. This factor is then assigned to all remaining stocks within that sector. The weight of each stock in the index is determined by multiplying its free float market capitalization and its Sector Weight Factor. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (the "Index Provider"). Any determinations related to the constituents of the Underlying Index are made by the Index Provider based on the then current methodology for the Underlying Index and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index. Any existing or potential constituent of the Underlying Index the Index Provider determines does not meet the standards as defined above as of the quarterly review will be excluded from the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of August 5, 2025, the Underlying Index was concentrated in the Information Technology sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of August 5, 2025, the Underlying Index was concentrated in the Information Technology sector.